Compensation - Schedule of Compensation Charges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation Related Costs [Abstract]
Wages and salaries	$ 887.2	$ 553.1
Stock-based compensation	133.6	48.8
Pensions	53.9	25.8
Social welfare	62.4	29.4
Other benefits	287.7	168.2
Total compensation charges	$ 1,424.8	$ 825.3